Stockholders' Equity (Quarterly Periods Unaudited)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Equity [Abstract]
Stockholders' Equity

5. STOCKHOLDERS’ EQUITY

On January 1, 2016, pursuant to the terms of the Company’s Series G preferred stock, the Company exercised its right to redeem all of the unconverted outstanding shares of Series G preferred stock. On December 24, 2015, the Company early paid the holders of the 160,000 unconverted shares of Series G preferred stock an aggregate of $160,000. Following the redemption of the unconverted shares of Series G preferred stock, no shares of Series G preferred stock are outstanding.

On January 22, 2016 the Company issued an aggregate of 3,700 shares of the Company’s common stock at a price of $5.00 per share to certain of its existing stockholders for receipt of an aggregate of $18,500. These securities were issued in reliance upon the exemptions provided by Regulation S promulgated pursuant to the Securities Act of 1933, as amended (the “Securities Act”). The issuances involved offers and sales of securities outside the United States. The offers and sales were made in offshore transactions and no directed selling efforts were made by the issuer, a distributor, their affiliates or any persons acting on their behalf.

As of March 31, 2016, the aggregate number of shares which the Company had the authority to issue is 250,000,000 shares, of which 200,000,000 shares are common stock, par value $0.001 per share, and 50,000,000 shares are preferred stock, par value $0.001 per shares. At March 31, 2016, the Company had 92,877,999 shares of common stock issued and outstanding. At March 31, 2016, the Company also had 3,071,000 shares of Series H preferred stock issued and outstanding. The Board of Directors is authorized at any time, and from time to time, to provide for the issuance of preferred stock in one or more series, and to determine the designations, preferences, limitations and relative or other rights of the preferred stock or any series thereof.

The Preferred Stock accrues dividends at the rate of 12% per annum for Series A and 10% for Series H. Each series of preferred stock ranks pari-passu with each other series of preferred stock, and senior to the common stock of the Company, as to dividends, and upon liquidation, dissolution or a winding up of the Company. In the event of a liquidation or winding up of the Company, holders of the Preferred Stock shall be entitled to receive the Stated Value of $1 per share.

Series H Preferred Stock

During the quarter ended March 31, 2016 and year ended December 31, 2015, the Company issued 3,071,000 and 160,000 of Series H convertible preferred stock, respectively, with a par value of $0.001 per share.

On June 30, 2016 and upon notice provided by the holder to the Company, a holder has the right to convert, at face value per share, all or any portion of their Series H preferred shares into shares of our common stock on the basis of 2 shares of common stock for each share of Series H preferred stock so converted for each share of Series H Preferred Stock. The holder of the shares is also entitled to vote at a ratio of 0.13 votes for each share of preferred stock. Any time after June 30, 2016, the Company also has the right to redeem the shares at a redemption value of $1 per share.

6.	STOCKHOLDERS’ EQUITY

The aggregate number of shares which the Company has the authority to issue is 3,050,000,000 shares, of which 3,000,000,000 shares are common stock, par value $0.001 per share, and 50,000,000 shares are preferred stock, par value $0.001 per shares. At December 31, 2015, the Company had 28,874,299 shares of common stock issued and outstanding. At December 31, 2015, the Company also had 1,000,000, 0, 160,000, and 0 shares of Series A, Series F, Series G and Series H preferred stock, respectively, issued and outstanding. The Board of Directors is authorized at any time, and from time to time, to provide for the issuance of Preferred Stock in one or more series, and to determine the designations, preferences, limitations and relative or other rights of the Preferred Stock or any series thereof.

During the years ended December 31, 2015, and 2014 the Company issued 4,460,464 shares at a price of $1.00 and $5.00 per share and 9,158,758 shares at a price of $0.50, $1.00, $1.50 and $2.00, respectively, in accordance with offerings to existing stockholders of the Company.

On March 31, 2014 the Board of Directors resolved to increase the authorized number of common stock from 1,000,000,000 to 2,500,000,000. In addition, the Board of Directors authorized to issue 1,000,000, 410,000, 400,025 and 173,000 shares of Series A, B, C and D of Preferred Stock, par value $0.001 per share, respectively.

On March 31, 2014 the Company issued 1,983,025 shares of convertible preferred stock (“Preferred Stock”), which is allocated as follows: Series A: 1,000,000 shares, Series B: 410,000 shares, Series C: 400,025 shares and Series D: 173,000 shares. 1,000,000 shares of Series A Preferred Stock were issued to the Company’s President and Chief Executive Officer, Mr. Paul Mathieson, in consideration for $1,000,000 owed to him.

On October 27, 2014, the Board of Directors authorized to issue 1,500,000 shares of Series F Preferred Stock, par value $0.001 per share.

On November 19, 2014 the Company issued 1,861,000 shares of Preferred Stock, which is allocated as follows:

●	Series E: 461,000 shares and Series F: 1,400,000 shares.

On December 31, 2014, all holders of Series B, Series C, Series D, and Series E Preferred Stock elected to convert their shares to Common Stock, which was distributed as follows:

●	Series B: 410,000 shares of preferred stock converted to 1,640,000 shares of common stock

●	Series C: 400,025 shares of preferred stock converted to 800,050 shares of common stock

●	Series D: 173,000 shares of preferred stock converted to 230,067 shares of common stock

●	Series E: 461,000 shares of preferred stock converted to 184,400 shares of common stock.

Following the conversions on December 31, 2014, no shares of Series B, Series C, Series D, and Series E preferred stock were outstanding.

On May 1, 2015, the Board of Directors resolved to increase the authorized number of common stock from 2,500,000,000 to 3,000,000,000.

On June 17, 2015, the Board of Directors cancelled Series B, Series C, Series D and Series E Preferred Stock, increased the authorized shares of Series F Preferred Stock, par value $0.001 per share, to 2,000,000, and authorized to issue 6,000,000 and 10,000,000 shares of Series G and Series H of Preferred Stock, par value $0.001 per share, respectively.

On June 17, 2015, the Company issued 600,000 shares of Series F Preferred Stock in consideration for receipt of an aggregate of $600,000.

On June 22, 2015, the Company issued 5,419,500 shares of Series G Preferred Stock in consideration for receipt of $5,419,500.

On June 30, 2015, holders of Series F and Series G Preferred Stock elected to convert some of their shares to Common Stock, which was distributed as follows:

●	Series F: 1,750,000 shares of preferred stock converted to 635,395 shares of common stock.

●	Series G: 4,459,500 shares of preferred stock converted to 938,725 shares of common stock.

On September 2, 2015, the Company issued an aggregate of 4,326,086 shares of the Company’s common stock to certain of its existing stockholders in consideration for $4,326,086. These securities were issued in reliance upon the exemptions provided by Regulation S promulgated pursuant to the Securities Act.

On September 10, 2015, we filed articles of amendment to our amended and restated articles of incorporation, as amended, with the Secretary of State of Florida. The articles of amendment had the effect of adjusting the conversion ratios of the Series A, Series F, Series G and Series H preferred stock to account for the Company’s offering to existing stockholders of the Company commenced August 3, 2015 and removing references to conversion on June 30, 2015 for Series F and Series G preferred stock:

(i)	Adjusting the conversion ratio of the Series A preferred stock from 4 to 8 shares of common stock for each Series A preferred stock;

(ii)	Adjusting the conversion ratio of the Series F preferred stock from 3,333/10,000 (0.3333) to 6,666/10,000 (0.6666) shares of common stock for each Series F preferred stock;

(iii)	Adjusting the conversion ratio of the Series G preferred stock from 2,000/10,000 (0.2000) to 4,000/10,000 (0.4000) shares of common stock for each Series G preferred stock; and

(iv)	Adjusting the conversion ratio of the Series H preferred stock from 1,333/10,000 (0.1333) to 2,666/10,000 (0.2666) shares of common stock for each Series H preferred stock.

On October 22, 2015, the Company issued 160,000 shares of Series H Preferred Stock in consideration for receipt of an aggregate of $160,000.

On December 1, 2015, we filed articles of amendment to our amended and restated articles of incorporation, as amended, with the Secretary of State of Florida. The articles of amendment had the effect of adjusting the conversion ratios of the Series A, Series F, Series G and Series H preferred stock to account for the Company’s offering to existing stockholders of the Company commenced December 1, 2015:

(i)	Adjusting the conversion ratio of the Series A preferred stock from 8 to 16 shares of common stock for each Series A preferred stock;

(ii)	Adjusting the conversion ratio of the Series F preferred stock from 6,666/10,000 (0.6666) to 13,332/10,000 (1.3332) shares of common stock for each Series F preferred stock;

(iii)	Adjusting the conversion ratio of the Series G preferred stock from 4,000/10,000 (0.4000) to 8,000/10,000 (0.8000) shares of common stock for each Series G preferred stock; and

(iv)	Adjusting the conversion ratio of the Series H preferred stock from 2,666/10,000 (0.2666) to 5,332/10,000 (0.5332) shares of common stock for each Series H preferred stock.

On December 31, 2015, the Company issued an aggregate of 134,378 shares of the Company’s common stock to certain of its existing stockholders for consideration of $671,890. These securities were issued in reliance upon the exemptions provided by Regulation S promulgated pursuant to the Securities Act.

On December 31, 2015, all holders of Series F and Series H Preferred Stock and some holders of Series G Preferred Stock elected to convert their shares to Common Stock, which was distributed as follows:

●	Series F: 250,000 shares of preferred stock converted to 333,300 shares of common stock

●	Series G: 1,050,000 shares of preferred stock converted to 840,000 shares of common stock

●	Series H: 160,000 shares of preferred stock converted to 85,312 shares of common stock

Following the conversions on December 31, 2015, no shares of Series F and Series H preferred stock were outstanding and 160,000 shares of Series G preferred stock were outstanding.

On January 1, 2016, pursuant to the terms of the Company’s Series G preferred stock, the Company exercised its right to redeem all of the unconverted outstanding shares of Series G preferred stock. On December 24, 2015, the Company early paid the holders of the 160,000 unconverted shares of Series G preferred stock an aggregate of $160,000. Following the redemption of the unconverted shares of Series G preferred stock, no shares of Series G preferred stock will be outstanding.

The Preferred Stock accrues dividends at the rate of 12% per annum paid monthly for Series A, F and G, and 10% for Series H. Each series of preferred stock ranks pari-passu with each other series of preferred stock, and senior to the common stock of the Company, as to dividends, and upon liquidation, dissolution or a winding up of the Company. In the event of a liquidation or winding up of the Company, holders of the Preferred Stock shall be entitled to receive the Stated Value of $1 per share.

Series A Preferred Stock

During the years ended December 31, 2015 and 2014, the Company issued 0 and 1,000,000 shares of Series A convertible preferred stock, respectively, with a par value of $0.001 per share. Each share is convertible into 16 shares of common stock at the option of the holder any time after December 31, 2015 (32 shares at January 8, 2016 – see note 13). The holder of the shares is also entitled to vote at a ratio of 1001 votes for each share of preferred stock.

Series B Preferred Stock

During the years ended December 31, 2015 and 2014, the Company issued 0 and 410,000 shares of Series B convertible preferred stock, respectively, with a par value of $0.001 per share. Each share was converted into 4 shares of common stock at the option of the holder on December 31, 2014, for a total issuance of 1,640,000 shares on December 31, 2014. On June 17, 2015, the Board of Directors cancelled Series B Preferred Stock.

Series C Preferred Stock

During the years ended December 31, 2015 and 2014, the Company issued 0 and 400,025 shares of Series C convertible preferred stock, respectively, with a par value of $0.001 per share. Each share was converted into 2 shares of common stock at the option of the holder on December 31, 2014, for a total issuance of 800,050 shares on December 31, 2014. On June 17, 2015, the Board of Directors cancelled Series C Preferred Stock.

Series D Preferred Stock

During the years ended December 31, 2015 and 2014, the Company issued 0 and 173,000 shares of Series D convertible preferred stock, respectively, with a par value of $0.001 per share. Each share was converted into 1.333 shares of common stock at the option of the holder on December 31, 2014, for a total issuance of 230,667 shares on December 31, 2014. On June 17, 2015, the Board of Directors cancelled Series D Preferred Stock.

Series E Preferred Stock

During the years ended December 31, 2015 and 2014, the Company issued 0 and 461,000 shares of Series E convertible preferred stock, respectively, with a par value of $0.001 per share. Each share was converted into 0.4 shares of common stock at the option of the holder on December 31, 2014, for a total issuance of 184,400 shares on December 31, 2014. On June 17, 2015, the Board of Directors cancelled Series E Preferred Stock.

Series F Preferred Stock

During the years ended December 31, 2015 and 2014, the Company issued 600,000 and 1,400,000 shares of Series F convertible preferred stock, respectively, with a par value of $0.001 per share.

On December 31, 2015 and upon notice provided by the holder to the Company, a holder has the right to convert, at face value per share, all or any portion of their Series F preferred shares into shares of our common stock on the basis of 13,332/10,000 (1.3332) shares of common stock for each share of Series F preferred stock so converted. The holder of the shares is also entitled to vote at a ratio of 0.34 votes for each share of preferred stock. Any time after December 31, 2015, the Company also has the right to redeem the shares at a redemption value of $1 per share.

Effective June 30, 2015, holders of an aggregate of 1,750,000 shares of Series F preferred stock notified the Company of their intent to convert their Series F shares into shares of common stock. On June 30, 2015, the Company issued an aggregate of 635,395 shares of common stock to such Series F holders. Effective December 31, 2015, holders of an aggregate of 250,000 shares of Series F preferred stock notified the Company of their intent to convert their Series F shares into shares of common stock. On December 31, 2015, the Company issued an aggregate of 333,300 shares of common stock to such Series F holders.

Series G Preferred Stock

During the years ended December 31, 2015 and 2014, the Company issued 5,669,500 and 0 shares of Series G convertible preferred stock, respectively, with a par value of $0.001 per share.

On December 31, 2015 and upon notice provided by the holder to the Company, a holder has the right to convert, at face value per share, all or any portion of their Series G preferred shares into shares of our common stock on the basis of 8,000/10,000 (0.8000) shares of common stock for each share of Series G preferred stock so converted. The holder of the shares is also entitled to vote at a ratio of 0.20 votes for each share of preferred stock. Any time after December 31, 2015, the Company also has the right to redeem the shares at a redemption value of $1 per share.

Effective June 30, 2015, holders of an aggregate of 4,459,500 shares of Series G preferred stock notified the Company of their intent to convert their Series G shares into shares of common stock. On June 30, 2015, the Company issued an aggregate of 938,725 shares of common stock to such Series G holders. Effective December 31, 2015, holders of an aggregate of 1,050,000 shares of Series G preferred stock notified the Company of their intent to convert their Series G shares into shares of common stock. On December 31, 2015, the Company issued an aggregate of 840,000 shares of common stock to such Series G holders. On January 1, 2016, the Company exercised its right to redeem all of the unconverted outstanding shares of Series G preferred stock. On December 24, 2015, the Company early paid the holders of the 160,000 unconverted shares of Series G preferred stock an aggregate of $160,000.

Series H Preferred Stock

During the years ended December 31, 2015 and 2014, the Company issued 160,000 and 0 shares of Series H convertible preferred stock, respectively, with a par value of $0.001 per share.

On December 31, 2015 and upon notice provided by the holder to the Company, a holder has the right to convert, at face value per share, all or any portion of their Series H preferred shares into shares of our common stock on the basis of 5,332/10,000 (0.5332) shares of common stock for each share of Series H preferred stock so converted or if the holder elects to convert on June 30, 2016, such shares shall be converted on the basis of 1 share of common stock for each share of Series H Preferred Stock. The holder of the shares is also entitled to vote at a ratio of 0.13 votes for each share of preferred stock. Any time after June 30, 2016, the Company also has the right to redeem the shares at a redemption value of $1 per share.

Effective December 31, 2015, holders of an aggregate of 160,000 shares of Series H preferred stock notified the Company of their intent to convert their Series H shares into shares of common stock. On December 31, 2015, the Company issued an aggregate of 85,312 shares of common stock to such Series H holders.